UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower – Suite 200

Washington, D.C. 20007-5118

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$8	$8	$8

Multifamily	3.65%	Dec-2037	9,605	9,841	9,945
	3.75%	Aug-2048	4,035	4,031	4,140
	4.00%	Dec-2053	65,070	65,044	68,649
	4.79%	May-2053	4,835	5,096	5,264
	5.35%	Mar-2047	7,337	7,347	7,460
	5.55%	Aug-2042	7,943	7,946	7,985
	5.60%	Jun-2038	2,445	2,449	2,458
	5.65%	Oct-2038	1,901	1,932	1,907
	5.80%	Jan-2053	2,046	2,056	2,301
	5.87%	May-2044	1,778	1,777	1,916
	5.89%	Apr-2038	4,593	4,599	4,684
	6.02%	Jun-2035	4,325	4,326	4,352
	6.20%	Apr-2052	11,548	11,545	13,733
	6.40%	Aug-2046	3,801	3,803	4,305
	6.48%	Nov-2041	6,240	6,480	6,301
	6.60%	Jan-2050	3,364	3,394	3,923
	6.75%	Apr-2040 - Jul-2040	4,837	4,821	4,872
	7.20%	Oct-2039	2,834	2,839	2,857
	7.50%	Sep-2032	1,327	1,323	1,385
	7.93%	Apr-2042	2,675	2,675	2,747
			152,539	153,324	161,184
Total FHA Permanent Securities			$152,547	$153,332	$161,192

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.9% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$6,174	$6,252	$6,670
	4.50%	Aug-2040	3,708	3,792	4,092
	5.50%	Jan-2033 - Jun-2037	3,323	3,311	3,801
	6.00%	Jan-2032 - Aug-2037	2,123	2,122	2,453
	6.50%	Jul-2028	59	59	70
	7.00%	Nov-2016 - Jan-2030	1,227	1,233	1,455
	7.50%	Nov-2017 - Aug-2030	642	650	764
	8.00%	Sep-2026 - Nov-2030	497	504	601
	8.50%	Jun-2022 - Aug-2027	441	444	507
	9.00%	Mar-2017 - Jun-2025	135	136	150
	9.50%	Sep-2021 - Sep-2030	42	43	49
			18,371	18,546	20,612

Multifamily	1.73%	May-2042	4,352	4,362	4,346
	2.15%	May-2056	9,421	9,403	9,451
	2.18%	May-2039	8,104	8,173	8,141
	2.20%	Jun-2056	9,920	9,898	9,950
	2.25%	Dec-2048	12,626	12,516	12,724
	2.30%	Mar-2056	54,076	53,909	54,415
	2.30%	Oct-2056	31,792	31,419	31,871
	2.31%	Nov-2051	7,076	7,078	7,057
	2.32%	Apr-2054	22,551	23,182	21,978
	2.35%	Dec-2040 - Nov-2056	37,377	37,915	36,879
	2.40%	Aug-2047	13,364	13,398	13,528
	2.43%	Nov-2038	20,000	20,095	20,299
	2.50%	Jul-2045 - Mar-2057	43,594	43,680	44,090
	2.53%	Jul-2038 - Feb-2040	32,916	33,400	33,335
	2.55%	Feb-2048	22,477	22,660	22,019
	2.60%	Apr-2048 - Apr-2056	58,879	59,242	59,794
	2.70%	May-2048	29,551	30,076	29,965
	2.70%	Jul-2056	16,790	16,998	17,095
	2.70%	Jan-2053	51,015	51,478	51,217
	2.72%	Feb-2044	1,109	1,144	1,133
	2.79%	Apr-2049	21,857	22,118	22,428
	2.82%	Apr-2050	1,500	1,536	1,548
	2.87%	Feb-2036 - Dec-2043	25,000	25,337	25,737
	2.89%	Mar-2046	32,000	32,246	33,149
	3.00%	Mar-2051	20,000	20,115	20,437
	3.05%	May-2044	45,500	45,838	46,852
	3.05%	May-2054	11,545	11,609	11,841
	3.06%	Aug-2040	4,410	4,529	4,435
	3.10%	Jan-2044	23,000	23,360	23,623
	3.13%	Nov-2040	1,042	1,071	1,049
	3.19%	Jan-2049	17,025	17,746	17,881
	3.20%	Jul-2041 - Oct-2053	24,718	24,880	25,633
	3.24%	Apr-2051	5,248	5,331	5,607
	3.25%	Sep-2054	35,000	34,671	36,629
	3.26%	Feb-2038 - Nov-2043	24,163	24,290	25,317
	3.30%	May-2055	10,000	9,491	10,526
	3.33%	Jun-2043	15,000	15,549	15,791
	3.35%	Nov-2042 - Mar-2044	25,000	24,440	25,945
	3.37%	Dec-2046	19,200	19,487	20,254
	3.40%	Apr-2017 - Jul-2046	8,050	8,325	8,495
	3.47%	Apr-2046	7,885	8,431	8,474
	3.49%	Mar-2042	28,000	29,183	29,140
	3.49%	Feb-2044	4,000	4,225	4,271
	3.50%	Feb-2051-Jan-2054	31,363	31,189	32,949
	3.55%	May-2042 - Apr-2051	15,745	16,141	16,625
	3.57%	Apr-2053	33,805	36,318	36,526
	3.59%	Sep-2050	7,958	8,427	8,618
	3.60%	Sep-2041	10,000	10,692	10,280

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.9% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.60%	Nov-2044		27,880	28,778	28,934
	3.67%	Nov-2035 - Sep-2052		23,795	24,907	25,743
	3.71%	Nov-2052		9,472	10,265	10,294
	3.73%	Sep-2046		10,000	10,795	10,245
	3.74%	Dec-2045		8,583	8,178	9,151
	3.77%	Sep-2053		3,974	4,341	4,342
	3.81%	Dec-2053		10,588	10,688	11,395
	3.85%	Oct-2054		31,237	31,393	34,173
	3.85%	Jan-2056		33,133	33,471	36,383
	3.86%	Apr-2046 - Oct-2047		13,587	13,649	14,365
	3.90%	Apr-2055		16,744	17,401	18,364
	3.91%	Jun-2045		20,000	20,275	21,370
	3.92%	Aug-2039		48,750	52,549	52,772
	3.94%	Sep-2051		7,375	7,706	7,721
	3.95%	Jul-2053		5,934	5,947	6,391
	3.99%	Sep-2043		9,865	10,278	10,036
	4.00%	May-2049		11,706	12,628	11,955
	4.05%	Feb-2052		6,370	6,373	6,918
	4.05%	Oct-2053		58,982	63,782	64,821
	4.10%	May-2051		4,118	4,528	4,572
	4.15%	Jun-2053		2,202	2,234	2,404
	4.25%	Sep-2038		37,218	37,448	39,972
	4.42%	Feb-2031		30,514	30,644	32,753
	4.45%	Jun-2055		2,621	2,512	2,952
	4.50%	May-2038		19,701	21,613	21,354
	4.63%	Sep-2037	[1]	1,500	1,462	1,570
	4.70%	Oct-2056		3,400	3,570	3,922
	4.90%	Mar-2044	[1]	1,000	991	1,050
	5.05%	Apr-2049	[1]	2,765	2,766	2,824
	5.15%	Dec-2050		15,204	15,057	17,362
	5.21%	Mar-2053		48,610	48,668	53,092
	5.25%	Apr-2037		19,750	19,744	21,612
	5.34%	Jul-2040		11,446	11,285	12,170
	5.45%	Sep-2037		13,192	14,475	14,768
	5.55%	May-2049	[1]	10,065	10,066	10,365
				1,576,285	1,607,068	1,647,462

When Issue[2]	3.50%	June-2057		60,250	64,392	64,407
Total Ginnie Mae Securities				$1,654,906	$1,690,006	$1,732,481

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.7% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value

Multifamily	3.10%	3.10%	Apr-2055	$96	$4,970	$4,970	$5,029
	3.30%	3.30%	Jul-2057	10,628	15,299	16,084	17,065
	3.50%	3.50%	Mar-2057	9,568	13,729	14,669	15,510
	3.50%	3.50%	Apr-2057	321	25,221	25,989	27,632
	3.53%	3.53%	Jun-2042	15,313	2,987	3,672	4,165
	3.55%	3.55%	Apr-2057	11,352	30,278	31,435	33,534
	3.60%	3.60%	Jun-2057	4,678	9,637	10,215	10,810
	3.62%	3.62%	Dec-2057	11,195	18,555	19,154	21,420
	3.66%	3.66%	Jul-2058	23,940	60	375	1,817
	3.68%	3.68%	Jun-2057	13,558	14,197	15,041	17,039
	3.68%	3.68%	Aug-2057	10,098	4,725	5,097	5,907
	4.09%	4.09%	Feb-2056	1,277	56,807	57,691	63,824
Total Ginnie Mae Construction Securities				$112,024	$196,465	$204,392	$223,752

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Fannie Mae Securities (36.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.78%[5]	Mar-2037	$415	$410	$413
	0.83%[5]	Jul-2043	16,040	15,924	15,960
	0.85%[5]	Jun-2037	2,100	2,101	2,094
	0.88%[5]	Mar-2043 - Nov-2044	41,210	41,181	41,070
	0.91%[5]	Nov-2042	8,638	8,641	8,595
	0.93%[5]	Apr-2037 - Oct-2044	22,211	22,256	22,159
	0.99%[5]	Oct-2042	7,445	7,481	7,428
	1.03%[5]	Dec-2040 - Feb-2043	46,017	45,874	46,050
	1.05%[5]	Jun-2042	5,151	5,181	5,155
	1.08%[5]	Mar-2042	12,056	12,079	12,081
	1.12%[5]	Mar-2041	8,504	8,577	8,531
	1.13%[5]	Mar-2042 - Oct-2043	18,058	18,124	18,120
	1.23%[5]	Dec-2040	4,007	4,021	4,045
	2.43%[5]	Nov-2033	2,534	2,535	2,621
	2.46%[5]	Sep-2035	990	987	1,042
	2.50%[5]	Nov-2034	1,468	1,507	1,537
	2.61%[5]	May-2033 - Aug-2033	750	751	784
	2.71%[5]	Aug-2033	1,758	1,755	1,852
	2.73%[5]	Jul-2033	2,059	2,066	2,170
	2.76%[5]	Apr-2034	1,538	1,578	1,608
	2.80%[5]	Jul-2033	385	383	401
	2.81%[5]	Aug-2033	928	927	980
	3.00%	Apr-2031 - Jun-2046	70,017	72,655	73,094
	3.50%	Oct-2026 - Jan-2046	96,209	100,100	102,100
	4.00%	Jun-2018 - Jan-2045	59,870	61,708	64,421
	4.50%	Mar-2018 - May-2044	76,750	80,027	84,096
	5.00%	Mar-2017 - Apr-2041	22,728	23,452	25,224
	5.50%	Jul-2017 - Jun-2038	12,336	12,373	13,927
	6.00%	Jan-2017 - Nov-2037	7,588	7,633	8,729
	6.50%	Nov-2016 - Jul-2036	1,216	1,244	1,397
	7.00%	Nov-2016 - May-2032	1,086	1,087	1,273
	7.50%	Nov-2016 - Sep-2031	415	416	481
	8.00%	Apr-2030 - May-2031	71	72	76
	8.50%	Dec-2021 - Apr-2031	48	48	52
	9.00%	May-2025	1	1	1
			552,597	565,155	579,567

Multifamily	0.88%	Nov-2025	22,318	22,330	22,313
	0.94%	Nov-2022	22,815	22,826	22,804
	1.07%	Dec-2025	21,015	21,026	21,007
	1.13%	Jan-2023	18,134	18,143	18,170
	1.17%	Jan-2026	5,000	5,003	5,002
	1.38%	Jan-2023	29,832	29,811	29,943
	1.45%	Apr-2022	10,075	10,080	10,079
	2.21%	Dec-2022	31,387	31,408	32,106
	2.21%	Dec-2022	23,821	23,837	24,366
	2.24%	Dec-2022	31,436	31,457	32,182
	2.26%	Nov-2022	6,528	6,558	6,696
	2.34%	Sep-2026	28,500	28,740	28,992
	2.38%	Jul-2026	21,840	21,900	22,248
	2.44%	Aug-2026	22,400	22,400	22,975
	2.46%	Aug-2026	25,830	25,846	25,946
	2.48%	Jul-2021	45,000	45,108	46,619
	2.50%	Jun-2026	60,000	60,000	61,589
	2.50%	Jul-2026	37,680	37,817	38,127
	2.57%	Sep-2028	40,100	40,907	41,249
	2.70%	Nov-2025	16,360	16,390	17,218
	2.72%	Jul-2028	36,400	37,010	37,895
	2.75%	Jul-2028	15,750	16,038	16,549
	2.80%	Mar-2018 - Apr-2025	20,491	20,865	21,196
	2.84%	Mar-2022	3,622	3,640	3,820
	2.85%	Mar-2022	33,000	33,087	34,865
	2.91%	Jun-2031	25,000	25,281	25,954
	2.92%	Jan-2026 - Apr-2028	34,255	34,422	36,494
	2.99%	Jun-2025	2,750	2,764	2,951
	3.00%	Mar-2028	9,360	9,371	9,883
	3.02%	Jun-2027	4,092	4,113	4,419
	3.04%	Apr-2030	25,100	25,244	26,875
	3.05%	Apr-2030	28,800	28,853	30,189
	3.12%	Apr-2030	14,000	14,007	14,714
	3.18%	May-2035	12,030	12,264	12,671
	3.20%	Oct-2027	10,854	10,957	11,875
	3.21%	May-2030	7,335	7,516	7,768
	3.22%	Sep-2026	28,451	28,514	31,083
	3.25%	Nov-2027	10,854	10,958	11,922
	3.26%	Jan-2027	7,822	7,866	8,530
	3.31%	Oct-2027	16,320	16,595	17,986
	3.36%	Dec-2023 - Oct-2029	20,280	20,341	21,980
	3.40%	Oct-2026	3,105	3,132	3,436
	3.41%	Sep-2023	14,014	14,172	15,205
	3.42%	Apr-2035	5,555	5,672	6,015
	3.43%	Oct-2026	7,608	7,674	8,436
	3.46%	Dec-2023	3,500	3,518	3,819
	3.54%	Oct-2021	7,252	7,277	7,875
	3.61%	Sep-2023	6,631	6,704	7,293
	3.63%	Jul-2035	21,987	22,031	24,413
	3.66%	Jul-2021	110,589	110,666	119,868
	3.66%	Oct-2023	4,871	4,934	5,374
	3.77%	Dec-2033	10,500	10,782	11,757
	3.84%	May-2018	7,140	7,287	7,388
	3.87%	Sep-2023	2,557	2,626	2,845
	4.00%	Sep-2021	15,403	15,413	16,151
	4.03%	Oct-2021	6,969	6,973	7,693

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Fannie Mae Securities (36.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

	4.06%	Oct-2025	24,533	24,635	27,915
	4.15%	Jun-2021	9,101	9,111	10,061
	4.22%	Jul-2018	975	975	1,000
	4.25%	May-2021	4,162	4,162	4,604
	4.27%	Nov-2019	5,842	5,839	6,288
	4.32%	Nov-2019	2,885	2,885	3,109
	4.33%	Nov-2019 - Mar-2021	24,158	24,155	26,017
	4.38%	Apr-2020	9,911	9,917	10,793
	4.44%	May-2020	5,877	5,878	6,421
	4.49%	Jun-2021	957	962	1,067
	4.50%	Feb-2020	4,124	4,124	4,280
	4.52%	Nov-2019 - May-2021	7,011	7,034	7,716
	4.55%	Nov-2019	2,764	2,763	2,990
	4.56%	Jul-2019	7,131	7,134	7,674
	4.66%	Jul-2021	1,278	1,284	1,344
	4.68%	Jul-2019	12,756	12,747	13,749
	4.69%	Jan-2020 - Jun-2035	13,652	13,685	14,881
	4.71%	Mar-2021	5,734	5,765	6,387
	4.73%	Feb-2021	1,506	1,513	1,676
	4.80%	Jun-2019	2,083	2,082	2,244
	4.86%	May-2019	1,391	1,391	1,496
	4.89%	Nov-2019	858	859	934
	4.94%	Apr-2019	3,395	3,393	3,648
	5.00%	Jun-2019	1,819	1,818	1,964
	5.02%	Jun-2019	788	789	852
	5.04%	Jun-2019	1,801	1,801	1,947
	5.05%	Jun-2019	1,264	1,264	1,367
	5.08%	Apr-2021	40,000	40,001	44,718
	5.09%	Jun-2018	6,138	6,160	6,250
	5.11%	Jul-2019	841	842	912
	5.12%	Jul-2019	8,418	8,412	9,134
	5.13%	Jul-2019	855	854	927
	5.14%	Jan-2018	591	591	615
	5.15%	Oct-2022	2,459	2,468	2,594
	5.25%	Jan-2020	6,596	6,600	7,260
	5.29%	May-2022	5,084	5,084	5,837
	5.30%	Aug-2029	5,995	5,895	7,109
	5.45%	May-2033	2,622	2,631	2,733
	5.46%	Feb-2017	14,280	14,281	14,459
	5.47%	Aug-2024	8,011	8,040	8,582
	5.52%	Mar-2018	569	571	576
	5.60%	Feb-2018 - Jan-2024	10,226	10,227	11,402
	5.63%	Dec-2019	4,765	4,773	5,000
	5.69%	Jun-2041	4,720	4,853	5,547
	5.75%	Jun-2041	2,289	2,363	2,499
	5.86%	Dec-2016	6	6	6
	5.91%	Mar-2037	1,873	1,908	2,099
	5.92%	Dec-2016	7	7	7
	5.96%	Jan-2029	359	360	380
	6.03%	Jun-2017 - Jun-2036	4,661	4,704	4,672
	6.06%	Jul-2034	8,846	9,029	9,714
	6.11%	Aug-2017	3,351	3,351	3,469
	6.13%	Dec-2016	300	300	299
	6.14%	Sep-2033	274	286	286
	6.15%	Jul-2019	31,821	31,823	34,120
	6.15%	Jan-2023 - Oct-2032	6,700	6,732	6,620
	6.22%	Aug-2032	1,569	1,591	1,566
	6.23%	Sep-2034	1,292	1,331	1,389
	6.28%	Nov-2028	2,527	2,617	2,678
	6.35%	Aug-2032	9,580	9,602	9,916
	6.38%	Jul-2021	5,122	5,130	5,884
	6.39%	Apr-2019	836	836	822
	6.52%	May-2029	4,698	4,942	5,162
	6.63%	Apr-2019	1,898	1,898	1,918
	7.20%	Aug-2029	777	768	785
	7.75%	Dec-2024	1,301	1,301	1,306
	8.40%	Jul-2023	315	313	319
	8.50%	Nov-2019	1,559	1,587	1,718
			1,486,205	1,493,187	1,570,531

When Issued[2]	2.48%	Oct-2028	24,990	25,131	25,490
Total Fannie Mae Securities			$2,063,792	$2,083,473	$2,175,588

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Freddie Mac Securities (12.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.82%[5]	Feb-2036	$1,951	$1,951	$1,947
	0.85%[5]	May-2037	303	303	302
	0.87%[5]	Apr-2036 - Mar-2045	36,284	36,310	36,150
	0.92%[5]	Aug-2043	6,629	6,625	6,615
	1.00%[5]	Oct-2040	5,616	5,611	5,620
	1.02%[5]	Oct-2040 - Jun-2044	53,330	53,347	53,363
	1.07%[5]	Nov-2040	6,542	6,611	6,555
	1.19%[5]	Aug-2037	5,553	5,629	5,591
	2.50%[5]	Jan-2043 - Aug-2046	19,765	20,093	19,950
	2.52%[5]	Oct-2033	1,109	1,100	1,169
	2.84%[5]	Jun-2033	478	477	504
	3.00%	Aug-2042 - Oct-2046	63,524	65,009	66,255
	3.02%[5]	Jul-2035	288	287	304
	3.50%	Jan-2026 - Nov-2045	161,612	166,562	170,802
	4.00%	Aug-2020 - Mar-2045	92,252	96,977	99,010
	4.50%	Aug-2018 - Dec-2044	81,048	85,317	89,178
	5.00%	Jan-2019 - Mar-2041	14,713	14,902	16,042
	5.50%	Oct-2017 - Jul-2038	6,556	6,519	7,405
	6.00%	Apr-2017 - Feb-2038	6,926	7,013	8,012
	6.50%	Apr-2028 - Nov-2037	1,066	1,079	1,250
	7.00%	Apr-2028 - Mar-2030	69	65	82
	7.50%	Aug-2029 - Apr-2031	66	64	82
	8.00%	Aug-2017 - Feb-2030	18	17	22
	8.50%	Nov-2018 - Jan-2025	85	85	99
	9.00%	Mar-2025	55	55	66
			565,838	582,008	596,375

Multifamily	1.18%	Jan-2023	23,895	23,895	23,910
	1.22%	Sep-2022	42,052	41,990	42,104
	1.23%	Nov-2022	35,000	35,000	35,022
	2.95%	Jan-2018	1,095	1,082	1,098
			102,042	101,967	102,134

When Issued[2]	3.00%	Oct-2046	25,000	25,801	25,982
Total Freddie Mac Securities			$692,880	$709,776	$724,491

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.7% of net assets)

		Interest Rates[3]				Unfunded
	Issuer	Permanent	Construction	Maturity Date		Commitments[4]	Face Amount	Amortized Cost	Value

Multifamily	NYC Housing Development Corp	2.95%	—	Nov-2045		$—	$5,000	$5,000	$5,265
	NYC Housing Development Corp	3.75%	—	May-2035 - Nov-2035		—	5,980	5,980	6,221
	MassHousing	3.85%	—	Dec-2058		—	9,980	9,980	9,832
	NYC Housing Development Corp	4.00%	—	Dec-2028		—	5,000	5,104	5,430
	MassHousing	4.04%	—	Nov-2032		—	1,305	1,305	1,335
	MassHousing	4.13%	—	Dec-2036		—	5,000	5,000	5,295
	NYC Housing Development Corp	4.20%	—	Dec-2039		—	8,305	8,305	8,819
	NYC Housing Development Corp	4.25%	—	Nov-2025		—	1,150	1,150	1,229
	NYC Housing Development Corp	4.29%	—	Nov-2037		—	1,190	1,190	1,217
	NYC Housing Development Corp	4.40%	—	Nov-2024		—	4,120	4,120	4,396
	NYC Housing Development Corp	4.44%	—	Nov-2041		—	1,120	1,120	1,157
	NYC Housing Development Corp	4.49%	—	Nov-2044		—	1,000	1,000	1,036
	NYC Housing Development Corp	4.50%	—	Nov-2030		—	1,680	1,682	1,808
	MassHousing	4.50%	—	Dec-2056		—	45,000	45,000	47,677
	NYC Housing Development Corp	4.60%	—	Nov-2030		—	4,665	4,665	5,035
	NYC Housing Development Corp	4.70%	—	Nov-2035		—	1,685	1,685	1,819
	NYC Housing Development Corp	4.78%	—	Aug-2026		—	12,500	12,502	13,666
	NYC Housing Development Corp	4.80%	—	Nov-2040		—	2,860	2,862	3,062
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041		—	8,800	8,800	9,480
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047		—	13,680	13,683	14,698
	MassHousing	5.55%	—	Nov-2039		—	5,000	4,981	5,535
	MassHousing	5.69%	—	Nov-2018		—	2,300	2,301	2,395
	MassHousing	5.70%	—	Jun-2040		—	13,385	13,386	14,311
	MassHousing	6.42%	—	Nov-2039		—	22,000	22,000	23,860
	MassHousing	6.50%	—	Dec-2039		—	695	696	718
	MassHousing	6.58%	—	Dec-2039		—	11,385	11,386	11,776
	MassHousing	6.70%	—	Jun-2040		—	10,990	10,990	11,923
						—	205,775	205,873	218,995

Forward Commitments	MassHousing	—	3.00%	Oct-2018	[6]	9,464	—	(95)	3
Total State Housing Finance Agency Securities						$9,464	$205,775	$205,778	$218,998

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[3]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value

Direct Loans
Harry Silver Housing Company, Inc.	—	3.20%	Apr-2017	$—	$5,197	$5,201	$5,209
Harry Silver Housing Company, Inc.	—	3.20%	Apr-2017	2,651	152	152	159
				2,651	5,349	5,353	5,368
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,212	8,214	8,191
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,105	3,116	3,109
IL Housing Development Authority	6.40%	—	Nov-2048	—	938	950	939
				—	12,255	12,280	12,239
Total Other Multifamily Investments				$2,651	$17,604	$17,633	$17,607

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,171	$10,390
Deutsche Bank	2.94%	Jan-2046	19,070	19,549	19,958
Nomura	3.19%	Mar-2046	20,000	20,412	21,140
JP Morgan	3.48%	Jun-2045	10,000	10,481	10,705
Citigroup	3.62%	Jul-2047	8,000	8,218	8,713
Barclays/JP Morgan	3.81%	Jul-2047	2,250	2,311	2,464
RBS/Wells Fargo	3.82%	Aug-2050	5,000	5,138	5,483
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,136	5,512
Barclays/JP Morgan	4.00%	Apr-2047	5,000	5,137	5,535
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,544	22,115
Barclays/JP Morgan	4.08%	Feb-2047	6,825	7,185	7,598
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,188	7,870
Deutsche Bank	5.00%	Nov-2046	18,990	19,455	20,993
Total Commercial Mortgage Backed Securities			$137,135	$140,925	$148,476

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

United States Treasury Securities (10.1% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	Feb-2026	$15,000	$14,687	$15,040
1.63%	May-2026	45,000	44,807	45,103
2.00%	Aug-2025	45,000	44,313	46,606
2.13%	May-2025	85,000	83,491	88,934
2.25%	Nov-2024	65,000	66,985	68,667
2.25%	Nov-2025	60,000	61,177	63,391
2.38%	Aug-2024	90,000	90,452	95,903
2.50%	May-2024	50,000	49,675	53,733
2.50%	Feb-2046	15,000	14,313	15,554
2.50%	May-2046	35,000	36,319	36,337
2.88%	Aug-2045	10,000	10,262	11,172
3.13%	Aug-2044	55,000	56,775	64,411
Total United States Treasury Securities		$570,000	$573,256	$604,851

Total Fixed-Income Investments		$5,691,104	$5,778,571	$6,007,436

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.5% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc. [8,9]	1,000	$1	$—	$82
Total Equity Investment	1,000	$1	$—	$82

Schedule of Portfolio Investments

September 30, 2016 (Dollars in thousands; unaudited)

Short-Term Investments (1.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

NYC Housing Development Corp	0.82%[10]	Nov-2049	$31,000	$31,000	$31,000
NYC Housing Development Corp	0.81%[10]	Nov-2049	6,300	6,300	6,300
NYC Housing Development Corp	0.78%[10]	Nov-2049	12,000	12,000	12,000
Blackrock Federal Funds 30	0.29%	Oct-2016	36,221	36,221	36,221
Total Short-Term Investments			$85,521	$85,521	$85,521

Total Investments			$5,776,626	$5,864,093	$6,093,039

Schedule of Portfolio Investments

September 30, 2016, unaudited

Footnotes

1	Tax-exempt bonds collateralized by Ginnie Mae securities.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $124.1 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by deal, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

5	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2018. The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT. Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department of Treasury. The fair value of the HIT’s investment in BACDE approximates its carrying value. The shares of BACDE are not registered under the federal securities laws.

9	Valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees.

10	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day notice. The coupon rate shown represents the rate at period end.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2016

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields, and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as, dealer supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for the asset, which generally entails the referral of the asset to an independent valuation consultant. The frequency with which these fair value procedures may be used by the Board of Trustees cannot be predicted.

Short-term investments acquired with a stated maturity of 60 days or less are valued at amortized cost, which approximates fair market value.

The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT. The shares of Building America are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates Building America’s carrying value.

As of September 30, 2016, the HIT fair valued less than 0.05% of the HIT’s net assets.

The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation issues, including fair value determinations.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that may reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2016:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$ —	$ 161,192	$ —	$ 161,192
Ginnie Mae Securities	—	1,668,074	—	1,668,074
Ginnie Mae Construction Securities	—	223,752	—	223,752
Fannie Mae Securities	—	2,150,098	—	2,150,098
Freddie Mac Securities	—	698,509	—	698,509
Commercial Mortgage-Backed Securities	—	148,476	—	148,476
State Housing Finance Agency Securities	—	218,995	—	218,995
Other Multifamily Investments
Direct Loans	—	—	5,368	5,368
Privately Insured Construction/Permanent Mortgages	—	12,239	—	12,239
Total Other Multifamily Investments	—	12,239	5,368	17,607
United States Treasury Securities	—	604,851	—	604,851
Equity Investments	—	—	82	82
Short-Term Investments	85,521	—	—	121,247
Other Financial Instruments*	—	104,265	—	104,265
Total Investment	$ 85,521	$ 6,002,068	$ 5,450	$ 6,093,039

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2016.

Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2015	$10	$5,180	$(5)	$5,185
Amortization/Accretion	—	25	—	25
Total Unrealized Gain(Loss)(a)	—	11	87	98
Settlements	—	152	—	152
Paydowns	(2)	—	—	(2)
Transfers out of Level 3	(8)	—	—	(8)
Ending balance, 9/30/2016	$ —	$5,368	$82	$5,450

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2016 totaled $51,000.

Level 3 securities primarily consist of two Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service near par at September 30, 2016, due to: a coupon rate of 3.20%, low loan-to-value estimates, and remaining expected maturities of 7 months or less. The HIT’s policy is to recognize transfers between levels at the beginning of the reporting period. For the nine months ended September 30, 2016, there was one transfer from level 3 to level 2, as a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.

Federal Income Taxes

At September 30, 2016, investments for federal income tax purposes approximated book cost at amortized cost of $5,864,093,000.  Net unrealized gains aggregated $228,946,000 at period-end, of which $236,586,000 related to appreciated investments and $7,640,000 related to depreciated investments.

Note 2. Transactions with Related Entities

Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. Building America has committed all of its $85 million in New Markets Tax Credit (NMTC) awards to qualified transactions. Building America receives fees for committing NMTCs to such qualified transactions and ongoing asset management fees on closed transactions. Building America is accounted for as an investment of the HIT.

The NMTC program1, which is run by the CDFI Fund, provides tax credits to equity investors that invest in businesses operating in low-income areas, including those that engage in the creation of housing and other construction activities.

(1)The New Markets Tax Credit (NMTC) Program, enacted by Congress as part of the Community Renewal Tax Relief Act of 2000, is incorporated as section 45D of the Internal Revenue Code.

Summarized financial information for Building America on a historical cost basis is included in the table below:

$ in Thousands
As of September 30, 2016
Assets	$401
Liabilities	$319
Equity	$82

For the nine months ended September 30 2016
Income	$421
Expenses	(291)
Tax Expenses	(46)
Net Income	$ 84

In accordance with a contract, in addition to its equity interest, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. Also in accordance with the contract, the HIT provides the time of certain personnel to Building America on a cost-reimbursement basis. As of September 30, 2016, advances to Building America by the HIT totaled $200,000, which represents less than 0.01% of HIT’s average monthly net assets. A rollforward of advances to Building America by the HIT is included in the table below:

$ in Thousands
Advances to BACDE by HIT
Beginning Balance, 12/31/2015	$261
Advances in 2016	301
Repayment by BACDE in 2016	(362)
Ending Balance, 9/30/2016	$200

Item 2. Controls and Procedures.

(a)	The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)	There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
Name: Stephen Coyle
Title: Chief Executive Officer

Date:      November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle Chief Executive Officer (Principal Executive Officer) Date: November 28, 2016

/s/ Erica Khatchadourian
Erica Khatchadourian Chief Financial Officer (Principal Financial Officer) Date: November 28, 2016